SCHEDULE OF CHANGES IN FAIR VALUE OF ASSETS (Details) - USD ($)	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Outstanding at December 31, 2023	$ 641,561	$ 929,864	[1]
Additional investment in shares of Plantify		417,890
Changes in fair value	(327,326)	(706,193)
Outstanding at September 30, 2024	314,235	641,561
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Outstanding at December 31, 2023	1,013,900	1,021,300
Changes in fair value	(472,481)	(7,400)
Outstanding at September 30, 2024	1,914,577	$ 1,013,900
Credit facility to Plantify	203,000
Loan Granted	406,465
Solar project	$ 763,693

[1]	Relative fair value calculated at inception.